Property and equipment (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	SFr 2,998,506	SFr 2,881,695
Additions	437,175	120,877
Transfer
Additions		(27,023)
FX Effects	(19,589)	22,957
Property and equipment, ending	3,416,092	2,998,506
Accumulated depreciation at beginning	1,036,714	(746,966)
Depreciation for the year	(394,401)	(289,748)
Depreciation for the year	394,401	289,748
Accumulated depreciation at beginning	(1,036,714)	746,966
Accumulated depreciation at ending	(1,431,115)	1,036,714
Property and equipment net	1,984,977	1,961,792
Furniture [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	668,220	635,762
Additions	70,817	27,128
Transfer		346
Additions		(7)
FX Effects	2,061	4,991
Property and equipment, ending	741,098	668,220
Accumulated depreciation at beginning	(321,353)	(220,405)
Depreciation for the year	(142,718)	(100,948)
Depreciation for the year	142,718	100,948
Accumulated depreciation at beginning	321,353	220,405
Accumulated depreciation at ending	(464,071)	(321,353)
Property and equipment net	277,027	346,867
Machines [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,320,516	2,236,176
Additions	144,835	93,749
Transfer		(346)
Additions		(27,016)
FX Effects	(7,917)	17,953
Property and equipment, ending	2,457,434	2,320,516
Accumulated depreciation at beginning	(706,219)	(517,674)
Depreciation for the year	(227,677)	(188,545)
Depreciation for the year	227,677	188,545
Accumulated depreciation at beginning	706,219	517,674
Accumulated depreciation at ending	(933,896)	(706,219)
Property and equipment net	1,523,538	1,614,297
Vehicle [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	2,040	2,027
Additions
Transfer
Additions
FX Effects	13	13
Property and equipment, ending	2,053	2,040
Accumulated depreciation at beginning	(1,412)	(1,157)
Depreciation for the year	(270)	(255)
Depreciation for the year	270	255
Accumulated depreciation at beginning	1,412	1,157
Accumulated depreciation at ending	(1,682)	(1,412)
Property and equipment net	371	628
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	7,730	7,730
Additions
Transfer
Additions
FX Effects
Property and equipment, ending	7,730	7,730
Accumulated depreciation at beginning	(7,730)	(7,730)
Depreciation for the year
Depreciation for the year
Accumulated depreciation at beginning	7,730	7,730
Accumulated depreciation at ending	(7,730)	(7,730)
Property and equipment net
Leasehold Improvement [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning
Additions	221,523
Transfer
Additions
FX Effects	(13,746)
Property and equipment, ending	207,777
Accumulated depreciation at beginning
Depreciation for the year	(23,736)
Depreciation for the year	23,736
Accumulated depreciation at beginning
Accumulated depreciation at ending	(23,736)
Property and equipment net	SFr 184,041